EARNINGS (LOSS) PER ORDINARY SHARE - Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic earnings (loss) per ordinary share
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity	$ 2,636	$ 1,004	$ 235
Weighted average number of ordinary shares (in shares)	508,360,174	430,131,931	421,105,111
Basic earnings (loss) per ordinary share (USD per share)	$ 5.19	$ 2.33	$ (0.56)
Diluted earnings (loss) per ordinary share
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	$ 2,636	$ (1,004)	$ 235
Diluted weighted average number of shares (in shares)	509,093,536	430,917,455	421,105,111
Diluted earnings (loss) per ordinary share (USD per share)	$ 5.18	$ 2.33	$ (0.56)